| File Number: |
|---|
| 85-5193 |
| For the reporting period ended December 31, 2001 |

02004702

| OMB APPROVAL | |
|---|---|
| OMB Number: | 3235-0337 |
| Expires: | July 31, 2003 |
| Estimated average burden hours per full response | 6.00 |
| Estimated average burden hours per intermediate response | 1.50 |
| Estimated average burden hours per minimum response | .50 |

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECEIVED MAR 21 2002 DIVISION OF MARKET REGULATION

# FORM TA-2

## FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

**ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)**

RECEIVED MAR 20 2002 366

1. Full name of Registrant as stated in Question 3 of Form TA-1:
(Do not use Form TA-2 to change name or address.)

Bankers Trust Company

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☐ Some ☑ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

| Name of Transfer Agent(s): | File No. (beginning with 84- or 85-): |
|---|---|
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |

PROCESSED JUL 10 2002 THOMSON FINANCIAL

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☐ Yes ☑ No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

| Name of Transfer Agent(s): | File No. (beginning with 84- or 85-): |
|---|---|
| | |
| | |
| | |
| | |

## III. Federal Information Law and Requirements.

<u>SEC's Collection of Information</u>: An agency may not conduct or sponsor, and a person is not required to respond to, a collection of information unless it displays a currently valid control number. Under Sections 17, 17A(c) and 23(a) of the Act and the rules and regulations thereunder, the SEC is authorized to solicit from registered transfer agents the information required to be supplied on Form TA-2. The filing of this Form is mandatory for all registered transfer agents. The information will be used for the principal purpose of regulating registered transfer agents but may be used for all routine uses of the SEC or of the ARAs. Information supplied on this Form will be included routinely in the public files of the ARAs and will be available for inspection by any interested person. Any member of the public may direct to the SEC any comments concerning the accuracy of the burden estimate on the application facing page of this Form, and any suggestions for reducing this burden. The Office of Management and Budget has reviewed this collection of information in accordance with the clearance requirements of 44 U.S.C. 3507. The applicable Privacy Act system of records is SEC-2. Form TA-2 is subject to the routine uses set forth at 40 FR 39255 (Aug. 27, 1975) and 41 FR 5318 (Feb. 5, 1976).

3. a. Registrant's appropriate regulatory agency (ARA): (Check one box only.)

- [x] Comptroller of the Currency
- [ ] Federal Deposit Insurance Corporation
- [ ] Board of Governors of the Federal Reserve System
- [ ] Securities and Exchange Commission

b. During the reporting period, has the Registrant amended Form TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)

- [ ] Yes, filed amendment(s)
- [ ] No, failed to file amendment(s)
- [x] Not applicable

c. If the answer to subsection (b) is no, provide an explanation:

______________________________

______________________________

______________________________

______________________________

**If the response to any of questions 4-11 below is none or zero, enter "0."**

4. Number of items received for transfer during the reporting period: ........ 343

5. a. Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31: ........ 4523

b. Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31: ........ 0

c. Number of individual securityholder DRS accounts as of December 31: ........ 0

d. Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

| Corporate Equity Securities | Corporate Debt Securities | Open-End Investment Company Securities | Limited Partnership Securities | Municipal Debt Securities | Other Securities |
|---|---|---|---|---|---|
| 0 | 0 | 0 | 0 | 75 | 25 |

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

| | Corporate Securities | | Open-End Investment Company Securities | Limited Partnership Securities | Municipal Debt Securities | Other Securities |
|---|---|---|---|---|---|---|
| | Equity | Debt | | | | |
| a. Receives items for transfer and maintains the master securityholder files: | 0 | 0 | 0 | 0 | 12526 | 238 |
| b. Receives items for transfer but does not maintain the master securityholder files: | 0 | 0 | 0 | 0 | 0 | 0 |
| c. Does not receive items for transfer but maintains the master securityholder files: | 0 | 0 | 0 | 0 | 0 | 0 |

7. Scope of certain additional types of activities performed:
   a. Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31: .......... 0
   b. Number of issues for which DRS services were provided, as of December 31: .......... 0
   c. Dividend disbursement and interest paying agent activities conducted during the reporting period:
      i. number of issues .......... 13575
      ii. amount (in dollars) .......... 145,672,016

8. a. Number and aggregate market value of securities aged record differences, existing for more than 30 days, as of December 31:

| | Prior Transfer Agent(s) (If applicable) | Current Transfer Agent |
|---|---|---|
| i. Number of issues ............ | N/A | |
| ii. Market value (in dollars) ............ | | |

   b. Number of quarterly reports regarding buy-ins filed by the Registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2): .......... ______

   c. During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2)?

☐ Yes ☐ No

   d. If the answers to subsection (c) is no, provide an explanation for each failure to file:

______

9. a. During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-2?

☐ Yes ☑ No

**If the answer to subsection (a) is no, complete subsections (i) through (ii).**

   i. Provide the number of months during the reporting period in which the Registrant was not in compliance with the turnaround time for routine items according to Rule 17Ad-2. .......... 3

   ii. Provide the number of written notices Registrant filed during the reporting period with the SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2. .......... 0 (see attached memo)

10. Number of open-end investment company securities purchases and redemptions (transactions) excluding dividend, interest and distribution postings, and address changes processed during the reporting period:
   a. Total number of transactions processed: .......... N/A
   b. Number of transactions processed on a date other than date of receipt of order (as ofs): .......... N/A

11. a. **During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a** result of a database search:

| Date of Database Search | Number of Lost Securityholder Accounts Submitted for Database Search | Number of Different Addresses Obtained from Database Search |
|---|---|---|
| None | | |
| | | |
| | | |
| | | |
| | | |
| | | |

b. Number of lost securityholder accounts that have been remitted to states during the reporting period: ........ 0

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

| Manual signature of Official responsible for Form: | Title: Vice President & Asst. Mgr. Trust Operations<br>Telephone number: 515-245-2418 |
|---|---|
| Name of Official responsible for Form:<br>(First name, Middle name, Last name)<br>Diana L. Cook | Date signed<br>(Month/Day/Year):<br>March 19, 2002 |

| File Number | Supplement to Form TA-2 |
|---|---|
| For the reporting period ended December 31,_____ | Full Name of Registrant |

Use this schedule to provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions:

| Name(s): | File No. (beginning with 84- or 85- ): |
|---|---|
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |

Memo Attachment to TA-2 Filing

For the reporting period ending: December 31, 2001

File # 85-5193

In the reporting period we had 3 months in which we did not meet the turnaround and processing of at least 90% of the routine items received for transfer. During this time period, written notice was not filed with the ARA since Bankers Trust Company N.A., falls under the exemption rule of less than 500 items in a 6-month period. (Rule 17Ad-4)